Financial instruments and risk management (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Assets, per balance sheet	R$ 11,274,760	R$ 14,707,824
Derivative financial instruments	276,952	198,027
Other derivatives	624,671	457,892
Trade accounts receivable and other accounts receivable excluding prepayments	3,978,135	3,253,207
Marketable securities	2,203,564	4,579,528
Cash and cash equivalents	2,548,713	5,228,615
Leases	238,646	243,121
Judicial deposits	1,377,560	718,773
Regulatory credits recoverable	26,519	28,661
Liabilities, according to the balance sheet	23,093,785	16,918,775
Loans and financing	4,969,825	3,845,465
Derivative financial instruments	393,372	208,787
Suppliers and other obligations, excluding legal obligations	4,237,229	3,267,404
Leases	12,831,865	9,063,539
Dividends and interest on shareholders' equity payable	661,494	533,580
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Liabilities, according to the balance sheet	22,700,413	16,709,988
Loans and financing		3,845,465
Derivative financial instruments
Suppliers and other obligations, excluding legal obligations	4,237,229	3,267,404
Leases	12,831,865	9,063,539
Dividends and interest on shareholders' equity payable	661,494	533,580
Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Liabilities, according to the balance sheet	393,372	208,787
Loans and financing
Derivative financial instruments	393,372	208,787
Suppliers and other obligations, excluding legal obligations
Leases
Dividends and interest on shareholders' equity payable
Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Assets, per balance sheet	8,169,573	9,472,377
Derivative financial instruments
Other derivatives
Trade accounts receivable and other accounts receivable excluding prepayments	3,978,135	3,253,207
Marketable securities
Cash and cash equivalents	2,548,713	5,228,615
Leases	238,646	243,121
Judicial deposits	1,377,560	718,773
Regulatory credits recoverable	26,519	28,661
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Assets, per balance sheet	3,105,187	5,235,447
Derivative financial instruments	276,952	198,027
Other derivatives	624,671	457,892
Trade accounts receivable and other accounts receivable excluding prepayments
Marketable securities	2,203,564	4,579,528
Cash and cash equivalents
Leases
Judicial deposits
Regulatory credits recoverable